Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Federal net operating loss carryforwards net of valuation allowances	$ 18
Foreign net operating loss carryforwards	445
Accumulated and undistributed earnings of foreign subsidiaries	720
Reductions in unrecognized tax benefits from settlements	0	1	0
Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Federal net operating loss carryforwards net of valuation allowances	3,300
Internal Revenue Service (IRS) | Maximum
Income Tax Disclosure [Line Items]
Operating loss carryforwards expiration period	Jan. 01, 2031
Pre-Separation taxes
Income Tax Disclosure [Line Items]
Reductions in unrecognized tax benefits from settlements	$ 128